Document and Entity Information	Apr. 18, 2024
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 18, 2024
Document Effective Date	Apr. 18, 2024
Prospectus Date	Apr. 18, 2024
ARK Fintech Innovation ETF | ARK Fintech Innovation ETF
Prospectus:
Trading Symbol	ARKF